Principal Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cash equivalents	$ 16,200,000	$ 21,900,000
Short-term investments	7,983,000	14,143,000
Cash and cash equivalents restricted cash, short-term investments, long-term investments and held-for-sale assets	380,100,000
Impairment of short-term investments	0	0	$ 0
Impairment Losses, Investments	6,500,000	8,300,000
Impairment of long-lived assets (excluding goodwill)	0	0	0
Impairment of long-lived assets	0	0	0
Interest income, net	18,816,000	9,636,000	8,353,000
Interest expense	20,000
Interest expense net	20,100	0	0
Interest expense capitalized	$ 14,800	0	0
Value added tax rate	6.00%
Advances from customers	$ 7,765,000	8,352,000
Contract with customer, liability, revenue recognized	8,400,000	5,600,000	700,000
Advertising expenses	1,900,000	3,400,000	3,200,000
Deferred tax liabilities, uncertain tax positions	0	0	0
Dividends	$ 0	0	$ 0
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Operating lease right-of-use assets	$ 4,011,000	2,344,000		$ 6,500,000
Operating lease, liability	$ 4,173,000			$ 6,500,000
Measurement period	1 year
Contract with customer, Asset after allowance for credit loss	$ 1,000,000	$ 600,000
Land [Member]
Finite-Lived Intangible Assets [Line Items]
Property equipment, useful life	50 years
No Individual Customer | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
No Individual Customer | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	10.00%	10.00%
HONG KONG
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	32.00%
SINGAPORE
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	42.00%
UNITED KINGDOM
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	14.00%
PRC
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	11.00%
Other International
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	1.00%
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum | Measurement Input, Discount Rate [Member] | Level 3 [Member]
Finite-Lived Intangible Assets [Line Items]
Discount rate	20.00%
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum | Measurement Input, Discount Rate [Member] | Level 3 [Member]
Finite-Lived Intangible Assets [Line Items]
Discount rate	23.00%